Pensions and Postretirement Benefits (Assets by fair value hierarchy) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 120.2	$ 117.3
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	106.2	103.1
Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40.0	38.3
Common stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40.0	38.3
Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.0	29.1
Equity Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.0	29.1
Foreign Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.4	5.7
Foreign Stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.4	5.7
U.S. Government obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.4
U.S. Government obligations | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.4
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.1	14.6
Fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.1	14.6
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.3	6.8
Corporate Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.3	6.8
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.3	1.2
Cash and Cash Equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.3	1.2
Common collective trust
Defined Benefit Plan Disclosure [Line Items]
Investments measured at net asset value:	1.1	1.5
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Investments measured at net asset value:	$ 12.9	$ 12.7